OTHER CURRENT LIABILITIES	3 Months Ended
Mar. 31, 2026
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

In millions	March 31, 2026	December 31, 2025
Accrued personnel costs	$209.1	$299.8
Refund liabilities	156.5	169.8
Contract liabilities	91.4	99.3
Sales and value-added taxes	74.2	73.6
Accrued advertising and promotions	60.1	72.4
Payables related to derivatives	45.1	68.2
Contingent consideration	20.0	20.0
Goods in transit accruals	16.5	7.4
Dividends payable to non-controlling interests	13.0	—
Accrued interest	9.9	27.5
Accrued royalties	0.4	5.4
Other accrued liabilities	166.2	159.4
Total	$862.4	$1,002.8